UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03-31-2009

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    April 28, 2009


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      18

Form13F Information Table Value Total:      $100,215 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING      COM              053015103     9539   271300 SH       SOLE    NONE           271300        0        0
AUTOZONE                       COM              053332102     9221    56700 SH       SOLE    NONE            56700        0        0
CISCO SYSTEMS                  COM              17275R102     7354   438500 SH       SOLE    NONE           438500        0        0
COCA-COLA COMPANY              COM              191216100     4395   100000 SH       SOLE    NONE           100000        0        0
COMCAST CORP COMMON CLASS A ST A                20030N101     3069   225000 SH       SOLE    NONE           225000        0        0
COMCAST CORP SPECIAL CLASS A S A                20030N200     3815   296400 SH       SOLE    NONE           296400        0        0
COSTCO WHOLESALE CORP.         COM              22160K105     6258   135100 SH       SOLE    NONE           135100        0        0
DARDEN RESTAURANTS             COM              237194105     5547   161900 SH       SOLE    NONE           161900        0        0
EBAY                           COM              278642103     3897   310300 SH       SOLE    NONE           310300        0        0
INTUIT INC                     COM              461202103     9248   342509 SH       SOLE    NONE           342509        0        0
JOHNSON & JOHNSON              COM              478160104     5365   102000 SH       SOLE    NONE           102000        0        0
MSC SOFTWARE                   COM              553531104     2827   501204 SH       SOLE    NONE           501204        0        0
PROGRESSIVE CORP               COM              743315103     6070   451600 SH       SOLE    NONE           451600        0        0
SONIC CORP.                    COM              835451105     4718   470825 SH       SOLE    NONE           470825        0        0
SPDR GOLD TRUST                COM              78463V107      948    10500 SH       SOLE    NONE            10500        0        0
TARGET CORP                    COM              87612E106     5452   158528 SH       SOLE    NONE           158528        0        0
TJX COMPANIES                  COM              872540109    10543   411200 SH       SOLE    NONE           411200        0        0
WAL-MART STORES INC.           COM              931142103     1949    37400 SH       SOLE    NONE            37400        0        0